Risk Report - Trading Market Risk Exposures - Value-at Risk of Trading Units by Risk Type (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Total [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	€ 32.1	€ 29.1
Diversification effect [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	(26.9)	(22.5)
Interest Rate Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	14.1	21.4
Credit Spread Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	22.3	14.4
Equity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	13.0	10.1
Foreign Exchange Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	9.2	4.9
Commodity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	€ 0.3	€ 0.7